UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-5052
                                    --------

Value Line New York Tax Exempt Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2007
                         ----------------

Date of reporting period: January 31, 2007
                          ----------------

Item I.  Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 1/31/07 is included with this Form.


--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2007
--------------------------------------------------------------------------------

                                   Value Line
                                    New York
                                   Tax Exempt
                                      Trust

                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line New York Tax Exempt Trust

                                                      To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve-months ended January 31, 2007, the total return of the Value Line New York Tax Exempt Trust was 4.02%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of 4.29%.(1)

For the twelve-months ended January 31, 2007, longer maturity municipal bonds have outperformed bonds in the short end of the yield curve. This was primarily due to strong demand from non-traditional tax-exempt buyers. Most of the interest in the tax-exempt market has come from hedge funds and Tender Option Bond (TOB) programs. These types of investors like to buy new issue municipal bonds in the longer portion of the yield curve. The demand from these buyers is the main reason that the municipal market has been able to perform so well despite the tremendous amount of new issue supply.

With interest rates remaining at relatively low levels, municipal bond funds continue to stretch for yield. Strong performance has come from the riskier sectors in the market, primarily non-investment grade securities and BBB-rated bonds. The Value Line New York Tax Exempt Trust does not invest in municipal bonds that are not rated investment grade. The Trust can purchase BBB-rated bonds and as of January 31, 2007 had approximately 5 percent of its market value in these types of securities. As of January 31, 2007, the Lehman Brothers Municipal Bond Index reported 6 percent of its market value in BBB-rated securities. In the investment grade category, industrial development and hospital bonds posted strong returns for the twelve-month period ended January 31, 2007. For the same time period, the Value Line New York Tax Exempt Trust had 10 percent of its market value in industrial development securities and 13.5 percent in hospital bonds. The Lehman Brothers Municipal Bond Index has approximately 15 percent of its market value in each of these sectors. The Value Line New York Tax Exempt Trust may also invest in bonds from Puerto Rico, which are exempt from New York income taxes. At the beginning of the year, Puerto Rico paper underperformed the market based on uncertainty about the island's economy and finances. However, in June, the governor of Puerto Rico approved a $4.5 billion budget that puts in place strong limitations on the government if it looks like it will run over budget. With passage of this new budget, all of the credit rating agencies have removed Puerto Rico from their negative watch lists. By the end of the twelve-month period ending January 31, 2007, Puerto Rico bonds began to outperform the Lehman Municipal Bond Index. For the twelve-month period ending January 31, 2007, the New York Trust had approximately 6 percent of its market value in Puerto Rico paper versus the Lehman Municipal Bond Index, which has 4 percent of its market value in bonds from Puerto Rico.

Going forward, the Trust is taking steps to increase its exposure to sectors, which are under-weighted relative to the Lehman Municipal Bond Index. Two sectors that the Trust is underweighted relative to the Index are uninsured and long pre-refunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Trust is currently restructuring its holdings into $1 million bond pieces. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner

                                      Jean Bernhard Buttner
                                      Chairman and President

March 6, 2007

--------------------------------------------------------------------------------
(1) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                           Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly over the middle two periods of 2006, with growth decelerating from 5.6% in the opening quarter to 2.6% in the second three months, and to just 2.0% during the July-through-September period. Continued Federal Reserve monetary tightening and soaring oil prices were initially responsible for the sharp moderation in the nation's gross domestic product growth. Later on it was a downward spiral in the housing market that proved to be the culprit. However, growth picked up nicely during the final period, rising to 3.5%, as the Fed stopped raising interest rates, oil prices backed off from their mid-summer highs, and the decline in the housing market moderated in certain geographic locales.

Now, as we start a new year, we find that the Fed is still on hold; oil has stabilized in the $55 - $60-a-barrel range; and there are signs that the still-depressed housing market may be in the final stages of its downturn. This is not to say that the pace of economic improvement will strengthen appreciably. It's just that the economy once more seems to be on a sound footing, with GDP growth likely to be in the range of 3% through at least the opening quarter. In our view, such a rate of growth should prove to be adequate to keep corporate earnings moving modestly higher, but not strong enough to push inflation up sharply.

Helping to sustain this stable pace of economic improvement should be solid levels of activity in the retail sector, stable oil prices, and a steady monetary course at the Federal Reserve. Reining in the nation's gross domestic product improvement is likely to be still weak, but gradually stabilizing, housing demand and sluggishness in the auto sector.

Gross domestic product growth along these lines and accompanying subdued inflation should have positive ramifications for the stock and bond markets.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------
TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 through January 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                            Expenses*
                                                        Beginning           Ending         paid during
                                                      account value     account value     period 8/1/06
                                                          8/1/06           1/31/07        thru 1/31/07
                                                     ---------------   ---------------   --------------
Actual ...........................................     $ 1,000.00        $ 1,034.10          $ 2.77
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,022.48          $ 2.75

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                           Value Line New York Tax Exempt Trust
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line New York Tax Exempt Trust to that of the Lehman Brothers Municipal Bond Index. The Value Line New York Tax Exempt Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

             Comparison of a Change in Value of a $10,000 Investment in the Value Line New York Tax Exempt Trust and the Lehman Brothers Municipal
                                   Bond Index*

                                  [LINE CHART]

                           Value Line New York               Lehman Brothers
 Date                       Tax Exempt Trust               Municipal Bond Index*
 ----                       ----------------               ---------------------
 1/31/1997                        11,727                          11,743
 4/30/1997                        11,626                          11,737
 7/30/1997                        11,363                          11,543
10/30/1997                        11,032                          11,331
 1/31/1998                        11,028                          11,317
 4/30/1998                        11,356                          11,629
 7/30/1998                        11,743                          12,040
10/30/1998                        11,953                          12,295
 1/31/1999                        12,510                          12,820
 4/30/1999                        12,496                          12,835
 7/30/1999                        12,894                          13,254
10/30/1999                        13,112                          13,580
 1/31/2000                        13,064                          13,576
 4/30/2000                        13,207                          13,734
 7/30/2000                        13,597                          14,143
10/30/2000                        13,844                          14,384
 1/31/2001                        13,955                          14,590
 4/30/2001                        14,190                          14,900
 7/30/2001                        13,805                          14,653
10/30/2001                        14,256                          15,120
 1/31/2002                        14,572                          15,492
 4/30/2002                        14,349                          15,299
 7/30/2002                        14,555                          15,501
10/30/2002                        15,033                          16,032
 1/31/2003                        15,162                          16,244
 4/30/2003                        15,123                          16,342
 7/30/2003                        15,190                          16,485
10/30/2003                        15,035                          16,438
 1/31/2004                        15,304                          16,704
 4/30/2004                        15,192                          16,695
 7/30/2004                        15,395                          16,905
10/30/2004                        15,926                          17,383
 1/31/2005                        15,920                          17,422

* The Lehman Brothers Municipal Bond Index is representative of the broad based fixed income market. It includes long-term investment grade tax-exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Trust's returns.

PERFORMANCE DATA:**


                                        Average Annual     Growth of an Assumed
                                         Total Return      Investment of $10,000
                                       ----------------   ----------------------
 1 year ended 1/31/07 ..........              4.02%               $10,402
 5 years ended 1/31/07 .........              4.03%               $12,186
10 years ended 1/31/07 .........              4.76%               $15,920

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Portfolio Highlights at January 31, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                                                    Percentage
Issue                                                                                     Par           Value      of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
NYS Long Island Power Authority, Electric Systems Revenue Bonds, 5.00%, 5/1/17 .....  $2,000,000    $ 2,162,680         9.5%
NYS Thruway Authority, Revenue Bonds, Second General Highway and
  Bridge Trust Fund, 5.00%, 4/1/20 .................................................  $1,735,000    $ 1,858,705         8.1%
NYS Dormitory Authority, Revenue Bonds, School District Building Finance,
  5.00%, 4/1/26 ....................................................................  $1,500,000    $ 1,583,220         6.9%
NYC General Obligations Unlimited, Sub. Ser. A-5, 3.65%, 2/1/07 ....................  $1,200,000    $ 1,200,000         5.3%
NYC General Obligations Unlimited, Ser. B-Sub., 3.65%, 2/1/07 ......................  $1,200,000    $ 1,200,000         5.3%
NYS Long Island Power Authority, Electric Systems Revenue Bonds, 5.25%, 12/1/20 ....  $1,000,000    $ 1,094,880         4.8%
Virgin Islands Public Finance Authority, Revenue Bonds, Gross Receipts Taxes,
  6.38%, 10/1/19 ...................................................................  $1,000,000    $ 1,085,620         4.8%
NYC Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007,
  5.00%, 7/15/23 ...................................................................  $1,000,000    $ 1,068,720         4.7%
NYS Urban Development Corp., Refunding Service Contract, Revenue Bonds,
  5.00%, 1/1/20 ....................................................................  $1,000,000    $ 1,063,540         4.7%
Puerto Rico Public Finance Corp., 5.25%, 8/1/31 ....................................  $1,000,000    $ 1,063,130         4.7%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

Cash & Other 0.8%                                0.80%
Municipal Securities 99.2%                      99.20%

--------------------------------------------------------------------------------
Sector Weightings - Percentage of Total Municipal Securities

                                  [BAR CHART]

Virgin Islands                                   4.80%
Puerto Rico                                      6.30%
New York                                        88.90%


--------------------------------------------------------------------------------
6

                                           Value Line New York Tax Exempt Trust

Schedule of Investments                                         January 31, 2007
--------------------------------------------------------------------------------

  Principal                                                                                      Rating
    Amount                                                                                    (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (81.6%)
              NEW YORK CITY (9.1%)
 $1,000,000   Industrial Development Agency, Revenue Bonds, Queens Baseball
                Stadium-Pilot, AMBAC Insured, 4.75%, 1/1/42 ................................      Aaa       $ 1,017,380
  1,000,000   Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007,
                Ser. S-1, FGIC Insured, 5.00%, 7/15/23 .....................................      Aaa         1,068,720
                                                                                                            -----------
                                                                                                              2,086,100
                                                                                                            -----------
              NEW YORK STATE (61.4%)
  1,000,000   Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee
                Secured, AMBAC Insured, 5.00%, 11/15/27 ....................................      Aaa         1,055,970
              Dormitory Authority, Revenue Bonds:
    960,000   Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18 .............      Aaa         1,015,786
    500,000   Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26 ................      Aaa           585,310
    500,000   Mental Health Services Facilities Improvement, Ser. B,
                AMBAC Insured, 5.00%, 2/15/25 ..............................................      Aaa           527,040
  1,500,000   School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26 ........      Aaa         1,583,220
    300,000   White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18 ............      AAA*          310,101
    750,000   Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A,
                5.00%, 12/15/19 ............................................................      AAA *         802,628
              Long Island Power Authority, Electric Systems Revenue Bonds:
  1,000,000     Gen. Ser. A, FGIC Insured, 5.25%, 12/1/20 ..................................      Aaa         1,094,880
  2,000,000     Gen. Ser. F, MBIA Insured, 5.00%, 5/1/17 ...................................      Aaa         2,162,680
    100,000   Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14 .......      Aaa           105,500
    500,000   Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured,
                5.00%, 8/1/13 ..............................................................      Aaa           531,310
              Thruway Authority, Revenue Bonds:
    500,000     Personal Income Tax, Ser. A, 5.50%, 3/15/20 ................................      Aa3           541,625
  1,735,000     Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured,
                  5.00%, 4/1/20 ............................................................      Aaa         1,858,705
    500,000   Triborough Bridge and Tunnel Authority, Revenue Bonds, Ser. A, General
                Obligation of Authority, 5.25%, 1/1/28 .....................................      Aa2           566,670
  1,000,000   Urban Development Corp., Refunding Service Contract, Revenue Bonds,
                Ser. B, 5.00%, 1/1/20 ......................................................      AA- *       1,063,540
    200,000   Voorheesville, Central School District, General Obligations Unlimited, FSA
                Insured, 5.00%, 6/15/17 ....................................................      Aaa           209,282
                                                                                                            -----------
                                                                                                             14,014,247
                                                                                                            -----------
              PUERTO RICO (6.3%)
    350,000   Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J,
                AMBAC Insured, 5.00%, 7/1/36 ...............................................      Aaa           369,498
  1,000,000   Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31 ....................      Aaa         1,063,130
                                                                                                            -----------
                                                                                                              1,432,628
                                                                                                            -----------


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Schedule of Investments                                         January 31, 2007
--------------------------------------------------------------------------------

  Principal                                                                                      Rating
    Amount                                                                                    (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------
              VIRGIN ISLANDS (4.8%)
$1,000,000    Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A,
                6.38%, 10/1/19 ..........................................................          Baa3     $ 1,085,620
                                                                                                            -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $18,559,917) ......................................................                    18,618,595
                                                                                                            -----------

SHORT-TERM MUNICIPAL SECURITIES (17.6%) NEW YORK CITY (11.9%)
              General Obligation Unlimited:
   100,000      Sub. Ser. A-5, LOC-KBC Bank N.V. Insured, 3.65%, 2/1/07(1) ..............          VMIG1        100,000
 1,100,000      Sub. Ser. A-5, LOC-KBC Bank N.V. Insured, 3.65%, 2/1/07(1) ..............          VMIG1      1,100,000
 1,200,000      Ser. B-Sub. Ser. B-4, MBIA Insured, 3.65%, 2/1/07(1) ....................          VMIG1      1,200,000
   300,000    Municipal Water Finance Authority, Water and Sewer Systems Revenue
                Bonds, Ser. C, FGIC Insured, 3.65%, 2/1/07(1) ...........................          VMIG1        300,000
                                                                                                            -----------
                                                                                                              2,700,000
                                                                                                            -----------
              NEW YORK STATE (5.7%)
              Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds:
   300,000      Refunding, General Electric Co. Remarketing, 3.65%, 2/1/07(1) ...........           P-1         300,000
   500,000      General Electric Co. Remarketing, 3.71%, 2/1/07(1) ......................           P-1         500,000
   500,000    Long Island Power Authority, Electric Systems Revenue Bonds, Sub. Ser. 3-B
                Remarketing, LOC-Westlb AG Insured, 3.65%, 2/1/07(1) ....................          VMIG1        500,000
                                                                                                            -----------
                                                                                                              1,300,000
                                                                                                            -----------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $4,000,000)........................................................                     4,000,000
                                                                                                            -----------
              TOTAL MUNICIPAL SECURITIES (99.2%)
                (Cost $22,559,917) ......................................................                    22,618,595
                                                                                                            -----------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%) .....................                       187,790
                                                                                                            -----------
              NET ASSETS (100.0%) .......................................................                   $22,806,385
                                                                                                            -----------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                OUTSTANDING SHARE ($22,806,385/2,348,142 shares outstanding)                                $      9.71
                                                                                                            -----------

* Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2007.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                           Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at January 31, 2007
--------------------------------------------------------------------------------

Assets:
Long-term investment securities, at value
   (Cost - $18,559,917) ...................................        $ 18,618,595
Short-term investment securities, at value
   (Cost - $4,000,000) ....................................           4,000,000
Cash ......................................................              41,345
Interest receivable .......................................             241,069
                                                                   ------------
     Total Assets .........................................          22,901,009
                                                                   ------------
Liabilities:
Dividends payable to shareholders .........................              31,595
Payable for trust shares repurchased ......................               2,703
Accrued expenses:
   Advisory fee ...........................................               7,386
   Trustees' fees and expenses ............................                 600
   Other ..................................................              52,340
                                                                   ------------
     Total Liabilities ....................................              94,624
                                                                   ------------
Net Assets ................................................        $ 22,806,385
                                                                   ============
Net assets consist of:
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   2,348,142 shares) ......................................        $     23,481
Additional paid-in capital ................................          22,720,871
Distributions in excess of net investment
   income .................................................             (18,435)
Accumulated net realized gain on
   investments ............................................              21,790
Unrealized appreciation of investments ....................              58,678
                                                                   ------------
Net Assets ................................................        $ 22,806,385
                                                                   ============
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($22,806,385/2,348,142 shares of
   beneficial interest outstanding) .......................        $       9.71
                                                                   ============

Statement of Operations
for the Year Ended January 31, 2007
--------------------------------------------------------------------------------
Investment Income:
Interest ...................................................        $ 1,026,816
                                                                    -----------
Expenses:
Advisory fee ...............................................            139,956
Service and distribution plan fees .........................             58,315
Printing and postage .......................................             27,402
Auditing and legal fees ....................................             20,300
Custodian fees .............................................             14,206
Transfer agent fees ........................................             10,302
Insurance ..................................................              2,700
Telephone ..................................................              2,200
Other ......................................................              7,947
                                                                    -----------
   Total Expenses Before Custody Credits
     and Fees Waived .......................................            283,328
   Less: Advisory Fee Waived ...............................            (47,342)
   Less: Service and Distribution Plan Fees
     Waived ................................................            (58,315)
   Less: Custody Credits ...................................             (7,608)
                                                                    -----------
   Net Expenses ............................................            170,063
                                                                    -----------
Net Investment Income ......................................            856,753
                                                                    -----------
Net Realized and Unrealized Gain/(Loss)
   on Investments:
   Net Realized Gain .......................................             21,867
   Change in Net Unrealized
     Appreciation/(Depreciation) ...........................             29,366
                                                                    -----------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments ..........................................             51,233
                                                                    -----------
Net Increase in Net Assets from
   Operations ..............................................        $   907,986
                                                                    ===========


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Year Ended January 31, 2007 and for the Year Ended January 31, 2006
--------------------------------------------------------------------------------

                                                                         Year Ended         Year Ended
                                                                      January 31, 2007   January 31, 2006*
----------------------------------------------------------------------------------------------------------
Operations:
  Net investment income .............................................   $    856,753        $    741,254
  Net realized gain on investments ..................................         21,867             507,652
  Change in net unrealized appreciation/(depreciation) ..............         29,366            (997,203)
                                                                        --------------------------------
  Net increase in net assets from operations ........................        907,986             251,703
                                                                        --------------------------------
Distributions to Shareholders:
  Net investment income .............................................       (856,753)           (741,254)
  Net realized gains from investment transactions ...................        (16,351)           (760,683)
                                                                        --------------------------------
Decrease in net assets from distributions to shareholders ...........       (873,104)         (1,501,937)
                                                                        --------------------------------
Trust Share Transactions:
  Proceeds from sale of shares ......................................        777,547           1,873,186
  Proceeds from reinvestment of distributions to shareholders .......        585,105           1,044,830
  Cost of shares repurchased ........................................     (3,512,150)         (2,530,481)
                                                                        --------------------------------
  Net increase/(decrease) in net assets from Trust share transactions     (2,149,498)            387,535
                                                                        --------------------------------
Total Decrease in Net Assets ........................................     (2,114,616)           (862,699)
Net Assets:
  Beginning of year .................................................     24,921,001          25,783,700
                                                                        --------------------------------
  End of year .......................................................   $ 22,806,385        $ 24,921,001
                                                                        ================================
Distributions in excess of net investment income, at end of year ....   $    (18,435)       $    (19,031)
                                                                        ================================

*     Amounts were previously presented rounded to thousands.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                           Value Line New York Tax Exempt Trust

Notes to Financial Statements                                   January 31, 2007
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market, are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust's financial statement disclosures.

(B) Distributions: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Notes to Financial Statements
--------------------------------------------------------------------------------

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Trust, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Trust, and is not in a position at this time to estimate the significance of its impact, if any, on the Trust's financial statements.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest were as follows:

                                                Year Ended         Year Ended
                                             January 31, 2007   January 31, 2006
                                             ----------------   ----------------

Shares sold ............................           79,968             186,455
Shares issued to
   shareholders in
   reinvestment of
   dividends ...........................           60,387             106,873
Shares repurchased .....................         (363,021)           (254,025)
                                               ------------------------------
Net increase/
   decrease ............................         (222,666)             39,303
                                               ==============================
Dividends per
   share from net
   investment
   income ..............................       $   0.3559          $   0.2902
                                               ------------------------------
Distributions per
   share from net
   realized gains ......................       $   0.0070          $   0.2981
                                               ------------------------------

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

                                                                   Year Ended
                                                                January 31, 2007
                                                                ----------------

Purchases:
   Long-term obligations ...............................             $29,283,710
                                                                     ===========
Maturities or Sales:
   Long-term obligations ...............................             $31,826,025
                                                                     ===========


--------------------------------------------------------------------------------
12

                                           Value Line New York Tax Exempt Trust

                                                                January 31, 2007
--------------------------------------------------------------------------------

4. Income Taxes

At January 31, 2007, information on the tax components of capital is as follows:


Cost of investments for tax
   purposes .............................................          $ 22,559,917
                                                                   ============
Gross tax unrealized appreciation .......................          $    201,716
Gross tax unrealized depreciation .......................              (143,038)
                                                                   ------------
Net tax unrealized appreciation on
   investments ..........................................          $     58,678
                                                                   ============
Undistributed income on municipal
   bonds ................................................          $     13,081
                                                                   ------------
Undistributed ordinary income ...........................          $     21,867
                                                                   ------------

The tax composition of dividends to shareholders for the year ended January 31, 2007, and the year ended January 31, 2006, were as follows:

                                                      2007               2006
                                                   -----------------------------

Municipal bond income ....................         $  855,843         $  740,684
Taxable ordinary income ..................                314             51,309
Long-term capital gains ..................             16,947            709,944
                                                   -----------------------------
                                                   $  873,104         $1,501,937
                                                   =============================

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Trust decreased distributions in excess of net investment income by $596 and decreased accumulated net realized gain on investments by $596. Net assets are not affected by this reclassification. These reclasses were primarily due to differing treatments of distribution reclassifications for tax purposes.

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $139,956 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser") for the year ended January 31, 2007. This was computed at an annual rate of 0.60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds' respective net assets. The Trust bears all other costs and expenses in its operation. Effective March 7, 2006, the Adviser voluntarily waived 0.225% of the advisory fee. The fee waiver amounted to $47,342. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $58,315 were accrued under this Plan for the year ended January 31, 2007. Effective December 2, 2005, the Distributor voluntarily waived this fee. The fees waived amounted to $58,315. The Distributor has no right to recoup previously waived amounts.

For the year ended January 31, 2007, the Trust's expenses were reduced by $7,608 under a custody credit arrangement with the custodian.

Certain officers and a director of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At January 31, 2007, the officers and trustee as a group owned 142 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                 Eleven Months
                               Year Ended        Year Ended          Ended            Years Ended on Last Day of February,
                               January 31,      January 31,       January 31,        ----------------------------------------
                                  2007              2006             2005*              2004           2003           2002
                               ----------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ................   $     9.69        $    10.19        $    10.41        $    10.47     $    10.25     $    10.08
                               ----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income ....         0.36              0.29              0.27              0.31           0.35           0.38
  Net gains or losses on
    securities (both realized
    and unrealized) ........         0.03             (0.20)            (0.07)             0.14           0.39           0.17
                               ----------------------------------------------------------------------------------------------
  Total from investment
    operations .............         0.39              0.09              0.20              0.45           0.74           0.55
                               ----------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
    investment income ......        (0.36)            (0.29)            (0.27)            (0.31)         (0.35)         (0.38)
  Distributions from net
    realized gains .........        (0.01)            (0.30)            (0.15)            (0.20)         (0.17)            --
                               ----------------------------------------------------------------------------------------------
  Total distributions ......        (0.37)            (0.59)            (0.42)            (0.51)         (0.52)         (0.38)
                               ----------------------------------------------------------------------------------------------
Net asset value, end of
  period ...................   $     9.71        $     9.69        $    10.19        $    10.41     $    10.47     $    10.25
                               ==============================================================================================
Total return ...............         4.02%             0.94%             1.99%(4)          4.51%          7.38%          5.54%
                               ==============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...........   $   22,806        $   24,921        $   25,784        $   29,012     $   29,432     $   29,202
Ratio of expenses to average
  net assets(1) ............         1.21%(2)          1.39%(3)          1.40%(5)          1.37%          1.29%          1.28%
Ratio of net investment
  income to average net
  assets ...................         3.67%             2.91%             2.86%(5)          3.03%          3.39%          3.76%
Portfolio turnover rate ....          139%              131%               72%(4)            61%            53%            66%

*     The Trust changed its fiscal year from February to January 31.

(1) Ratio reflects expenses grossed up for custody credit arrangements. The ratio of expenses to average net assets net of custody credits would have been 1.18%, 1.37%, 1.40%, 1.37%, 1.28%, and 1.27%, respectively, as of
      January 31, 2007, January 31, 2006, January 31, 2005, February 29, 2004,
      February 28, 2003, and February 28, 2002.

(2) Ratio reflects expenses grossed up for the voluntary waivers of a portion of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 0.76% as of January 31, 2007.

(3) Ratio reflects expenses grossed up for the voluntary fee waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 1.35% as of January 31, 2006.

(4)   Not annualized.

(5)   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                           Value Line New York Tax Exempt Trust

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Value Line New York Tax Exempt Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line New York Tax Exempt Trust (the "Trust") at January 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

March 29, 2007


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended January 31, 2007, the Trust paid to shareholders $0.3559 per share from net investment income. Substantially all of the Trust's dividends from net investment income were exempt-interest dividends, and are 100% free of Federal income tax and free from New York State and New York City income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested if you are a corporation, partnership, estate, trust or an individual who is not a resi- dent of NewYork State that you consult your own tax adviser with respect to those taxes.

During the year ended January 31, 2007, the Trust paid to shareholders $0.0070 per share of long-term capital gains.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16

                                           Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

                                                                                                         Other
                                                     Length of       Principal Occupation                Directorships
Name, Address, and Age         Position              Time Served     During the Past 5 Years             Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
Interested Trustee*
-------------------
Jean Bernhard Buttner          Chairman of the       Since 1987      Chairman, President and Chief       Value Line, Inc.
Age 72                         Board of Trustees                     Executive Officer of Value Line,
                               and President                         Inc. (the "Adviser") and Value
                                                                     Line Publishing, Inc. Chairman
                                                                     and President of each of the 14
                                                                     Value Line Funds and Value
                                                                     Line Securities, Inc. (the
                                                                     "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-----------------------
John W. Chandler               Trustee               Since 1991      Consultant, Academic                None
416 North Hemlock Lane                                               Search Consultation Service,
Williamstown, MA 01267                                               Inc. 1992-2004; Trustee Emeritus
Age 83                                                               and Chairman (1993-1994) of
                                                                     the Board of Trustees of Duke
                                                                     University; President Emeritus,
                                                                     Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Trustee               Since 2000      Customer Support Analyst,           None
4921 Buckingham Drive                                                Duke Power Company.
Charlotte, NC 28209
Age 65
-------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Trustee               Since 2000      Professor of History,               None
54 Scott Hill Road                                                   Williams College (1961 to 2002);
Williamstown, MA 01267                                               Professor Emeritus since 2002;
Age 75                                                               President Emeritus since 1994
                                                                     and President (1985-1994);
                                                                     Chairman (1993-1997) and Interim
                                                                     President (2002-2003) of the
                                                                     American Council of Learned
                                                                     Societies. Trustee since 1997
                                                                     and Chairman of the Board
                                                                     since 2005, National Humanities
                                                                     Center.
-------------------------------------------------------------------------------------------------------------------------
David H. Porter                Trustee               Since 1997      Visiting Professor of Classics,     None
5 Birch Run Drive                                                    Williams College, since 1999;
Saratoga Springs, NY 12866                                           President Emeritus, Skidmore
Age 71                                                               College since 1999 and President
                                                                     ( 1987-1998).
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

                                                                                                         Other
                                                     Length of       Principal Occupation                Directorships
Name, Address, and Age         Position              Time Served     During the Past 5 Years             Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Trustee               Since 1987      Chairman, Institute for Political   None
169 Pompano St.                                                      Economy.
Panama City Beach, FL 32413
Age 68
------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Trustee               Since 1996      Senior Financial Advisor,           None
1409 Beaumont Drive                                                  Veritable L.P. (investment
Gladwyne, PA 19035                                                   adviser) since 2004; Senior
Age 58                                                               Financial Advisor, Hawthorn
                                                                     (2001-2004).
------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,       Since 1994      Director, Vice President and
Age 49                         Secretary and                         Compliance Officer of the
                               Chief Compliance                      Adviser. Director and Vice
                               Officer                               President of the Distributor. Vice
                                                                     President, Secretary, and Chief
                                                                     Compliance Officer of each of
                                                                     the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer             Since 2005      Controller of the Adviser until
Age 47                                                               2003; Chief Financial Officer of
                                                                     the Adviser (2003-2005); Treasurer
                                                                     of the Adviser since 2005;
                                                                     Treasurer of each of the 14 Value
                                                                     Line Funds.
------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Treasurer   Since 2005      Director, Vice President and
Age 53                         Assistant Secretary                   Secretary of the Adviser.
                                                                     Director and Vice President
                                                                     of the Distributor.
------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                           Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                496 Valley Road
                                Cos Cob, CT 06807

TRUSTEES                        Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President,
                                Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #539212

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a) (1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2007 $2,888

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2007 $10,472

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2007 $2,200

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: April 2, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: April 2, 2007
      -------------